INVENTORY (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Dried cannabis	$ 5,778,176	$ 524,651
Cannabis oils	337,314	190,116
Goods for resale	1,498	3,727
Supplies and consumables	655,537	9,141
Total current inventories	$ 6,772,525	$ 727,635